Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel expense
Summary of total personnel expenses

Skr mn	2023	2022	2021
Salaries and remuneration to the Board of Directors and the CEO	-8	-8	-8
Salaries and remuneration to Senior Executives	-26	-24	-25
Salaries and remuneration to other employees	-203	-201	-173
Pensions	-70	-72	-66
Social insurance	-78	-78	-70
Other personnel expenses	-17	-19	-17
Total personnel expenses	-402	-402	-359

Summary of remuneration and other benefits to Board of Directors and Senior Executives

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2023	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lennart Jacobsen	-626	—	—	—	-626
Other members of the Board of Directors:
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-355	—	—	—	-355
Eva Nilsagård	-331	—	—	—	-331
Hanna Lagercrantz[4]	—	—	—	—	—
Håkan Berg	-369	—	—	—	-369
Paula da Silva	-354	—	—	—	-354
Katarina Ljungqvist	-354	—	—	—	-354
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[5]	—	-5,676	-18	-1,715	-7,409
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,934	-35	-800	-2,769
Pontus Davidsson, Head of International Finance	—	-3,120	-18	-597	-3,735
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,060	-18	-635	-3,713
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,516	-35	-623	-3,174
Jens Hedar, Head of Client Relationship Management	—	-2,508	-20	-836	-3,364
Jan Hoppe, Chief Risk Officer (CRO), from January 12, 2023	—	-2,427	-17	-584	-3,028
Jenny Lilja Lagercrantz, Chief Human Resources Officer (CHRO)	—	-2,169	-13	-605	-2,787
Tomas Nygård, Chief Information Officer (CIO)	—	-2,005	-18	-558	-2,581
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,557	-21	-891	-3,469
Maria Simonson, Chief Sustainability Officer (CSO)	—	-2,184	-14	-604	-2,802
Anna-Lena Söderlund, Head of Compliance, from February 1, 2023 (Chief Risk Officer (CRO), resigned January 11, 2023)	—	-1,507	-31	-674	-2,212
Total	-2,389	-31,663	-258	-9,122	-43,432
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
5	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2022	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lennart Jacobsen [4], from March 24, 2022	-470	—	—	—	-470
Lars Linder-Aronson, resigned March 24, 2022	-154	—	—	—	-154
Other members of the Board of Directors:
Lennart Jacobsen [4],	-79	—	—	—	-79
Anna Brandt[5]	—	—	—	—	—
Reinhold Geijer	-348	—	—	—	-348
Eva Nilsagård	-335	—	—	—	-335
Hans Larsson, resigned March 24, 2022	-85	—	—	—	-85
Hanna Lagercrantz[5]	—	—	—	—	—
Håkan Berg, from March 24, 2022	-276	—	—	—	-276
Paula da Silva, from March 24, 2022	-266	—	—	—	-266
Katarina Ljungqvist, from March 24, 2022	-266	—	—	—	-266
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)6	—	-5,434	-19	-1,668	-7,121
Per Åkerlind, Deputy Chief Executive Officer, resigned June 30, 2022	—	-1,772	-17	-652	-2,441
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,802	-34	-668	-2,504
Andreas Ericson, Head of International Finance, resigned March 31, 2022	—	-509	-9	-175	-693
Pontus Davidsson, Head of International Finance, from September 8, 2022	—	-981	-5	-196	-1,182
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,018	-17	-608	-3,643
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,465	-37	-604	-3,106
Jens Hedar, Head of Client Relationship Management	—	-2,454	-18	-803	-3,275
Peter Svensén, Chief Risk Officer (CRO), resigned December 11, 2022	—	-2,525	-30	-593	-3,148
Anna-Lena Söderlund, Chief Risk Officer (CRO), from December 12, 2022	—	-89	-1	-38	-128
Sirpa Rusanen, Chief Human Resources Officer (CHRO), resigned September 15, 2022	—	-1,254	-17	-479	-1,750
Jenny Lilja Lagercrantz, Chief Human Resources Officer (CHRO), from September 16, 2022	—	-613	-4	-169	-786
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,532	-28	-839	-3,399
Maria Simonson, Chief Sustainability Officer (CSO), from April 1, 2022	—	-1,575	-12	-433	-2,020
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022	—	-144	-1	-54	-199
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022	—	-310	-3	-93	-406
Tomas Nygård, Chief Information Officer (CIO), from May 1, 2022	—	-1,272	-11	-348	-1,631
Total	-2,279	-28,749	-263	-8,420	-39,711
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Lennart Jacobsen was a member of the Board until March 23, 2022 and Chairman from March 24, 2022.
5	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2021	committee	Fixed		Other
Skr thousand	fee	remuneration[1]		benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-609	—		—	—	-609
Other members of the Board of Directors:
Lennart Jacobsen, from March 24, 2021	-238	—		—	—	-238
Anna Brandt[4]	—	—		—	—	—
Reinhold Geijer	-318	—		—	—	-318
Eva Nilsagård	-334	—		—	—	-334
Hans Larsson	-334	—		—	—	-334
Hanna Lagercrantz[4]	—	—		—	—	—
Cecilia Ardström, resigned March 24, 2021	-83	—		—	—	-83
Ulla Nilsson, resigned March 24, 2021	-84	—		—	—	-84
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5], resigned July 15, 2021	—	-3,130		-15	-896	-4,041
Magnus Montan, Chief Executive Officer (CEO)[5], from July 16, 2021	—	-2,459	[6]	-8	-837	-3,304
Per Åkerlind, Deputy Chief Executive Officer	—	-3,544		-20	-1,266	-4,830
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis	—	-1,643		-35	-574	-2,252
Andreas Ericson, Head of International Finance	—	-2,020		-34	-646	-2,700
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,007		-16	-532	-3,555
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,459		-30	-529	-3,018
Jens Hedar, Head of Client Relationship Management	—	-2,485		-17	-721	-3,223
Petra Könberg, Head of Marketing and Communications, resigned November 30, 2021	—	-1,219		-31	-427	-1,677
Peter Svensén, Chief Risk Officer (CRO)	—	-2,624		-26	-555	-3,205
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,749		-24	-687	-2,460
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,552		-16	-804	-3,372
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,749		-16	-520	-2,285
Total	-2,000	-30,640		-288	-8,994	-41,922
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
5	The retirement age of the former CEO, Catrin Fransson and the current CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of their respective fixed salary.
6	Employed since June 1, 2021.

Summary of information about pension plans

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2023	2022	2021
Service cost	-3	-5	-7
Regulation of pension obligations	0	0	0
Interest cost, net	-1	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-4	-6	-8
Pension cost for defined contribution pension cost incl. payroll tax	-66	-66	-58
Pension cost recognized in personnel costs	-70	-72	-66

Actuarial gains (+) and losses (-) on defined benefit obligation during period	-22	92	23
Return above expected return, gains (+) and losses (-) on plan assets	-5	-28	1
Change in the effect of the asset ceiling excluding interest	21	-21	—
Revaluation of defined benefit plans	-6	43	24

Net value of defined benefit pension obligations

Skr mn	2023	2022	2021
Defined benefit obligations	191	167	258
Plan assets	-181	-180	-201
Restriction due to the asset ceiling	—	21	—
Provision for pensions, net obligation[1]	10	8	57
1	See Note 21.

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2023	2022	2021
Defined benefit obligation, opening balance	167	258	277
Service cost	3	5	7
Interest cost	6	4	3
Pension Payments incl. special payroll tax	-8	-8	-7
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	1	—	-2
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	22	-98	-24
Actuarial gains (-) and losses (+), effect due to experience based outcome	0	6	4
Defined benefit obligation, closing balance	191	167	258

Development of plan assets related to defined benefit obligation

Skr mn	2023	2022	2021
Fair value of plan assets, opening balance	180	201	195
Expected return on plan assets	6	4	2
Contributions by the employer[1]	7	10	9
Benefits paid[2]	-7	-7	-6
Return on plan assets excluding interest income	-5	-28	1
Fair value of plan assets, closing balance	181	180	201
1	Expected contribution from the employer in the following year is Skr 5 million (2022: Skr 6 million), excluding payroll tax.
2	Expected compensation paid in the following year is Skr 8 million (2022: Skr 8 million).

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2023	2022	2021
Domestic equity investments	5	4	4
Foreign equity investments	26	22	24
Domestic government bonds	29	29	34
Domestic corporate bonds	11	9	12
Mortgage bonds	45	39	57
Other Investments	38	48	44
Properties	27	29	26
Total plan assets	181	180	201

Summary of principal actuarial assumptions used end of year

Percent	2023	2022	2021
Discount rate	3.4	4.0	1.8
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	2.0
Expected lifetime	DUS23	DUS21	DUS21
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2023	2022	2021	2023	2022	2021
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	235	227	329	156	151	206
Service cost	4	4	7	2	3	4
Interest cost	5	6	2	7	7	6

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	200	193	270	182	176	245
Service cost	3	3	5	3	3	5
Interest cost	7	7	5	6	6	4

Summary of net reconciliation of pension liabilities

Skr mn	2023	2022	2021
Pension liabilities, opening balance	8	57	82
Net periodic pension cost	4	6	8
Contributions by the employer	-7	-10	-8
Net pension payments	-1	-2	-1
Revaluations recognized in other comprehensive income	6	-43	-24
Pension liabilities, closing balance	10	8	57

Summary of information about employees

Average number of employees

	2023	2022	2021
Women	131	132	127
Men	142	134	129
Total average number of employees	273	266	256

Equality and diversity

	2023	2022	2021
Allocation of women/men on the Board of Directors	63/37	63/37	43/57
Allocation of women/men in SEK’s executive management	42/58	45/55	36/64
Allocation of women/men in management positions	53/47	52/48	45/55
Allocation of women/men at SEK in total	48/52	48/52	50/50